Earnings per Common Share (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2021
Schedule of basic and diluted per share of common stock

The computations of the numerator to derive the basic and diluted earnings per share amounts presented on the face of the accompanying consolidated statements of operations are as follows (in thousands):

	Years Ended March 31,
	2021	2020
Loss from continuing operations, net of tax	$(900,233)	$(568,110)
Net loss from continuing operations, net of tax, attributable to noncontrolling interest	(90,999)	(48,716)

Loss from continuing operations, net of tax, attributable to Roivant Sciences Ltd.	(809,234)	(519,394)
Deemed dividend on repurchase of redeemable noncontrolling interest relating to subsidiary convertible and redeemable preferred stock(1)	—	(77,777)

Basic and diluted loss from continuing operations, net of tax, attributable to Roivant Sciences Ltd.	$(809,234)	$(597,171)

Income from discontinued operations, net of tax	$—	$1,578,426
Net loss from discontinued operations, net of tax, attributable to noncontrolling interest	—	(141,477)

Net income from discontinued operations, net of tax, attributable to Roivant Sciences Ltd.	$—	$1,719,903

Basic and diluted income from discontinued operations, net of tax	$—	$1,719,903

Basic and diluted net (loss) income attributable to Roivant Sciences	$(809,234)	$1,122,732

(1)

Consideration paid in excess of carrying value for the repurchase of redeemable noncontrolling interest relating to subsidiary convertible and redeemable preferred stock of $77.8 million is considered a deemed dividend and, for purposes of calculating net loss per share, increases the loss from continuing operations, net of tax, attributable to Roivant Sciences Ltd. for the year ended March 31, 2020. See Note 10, “Shareholders’ Equity and Redeemable Noncontrolling Interest.”

Montes Archimedes Acquisition Corp.
Schedule of basic and diluted per share of common stock

The following table reflects the calculation of basic and diluted net income per common share:

For the Three Months Ended March 31, 2021
Class A Common stock subject to possible redemption
Numerator: Earnings allocable to Common stock subject to possible redemption
Income from investments held in Trust Account	$82,038
Less: Company’s portion available to be withdrawn to pay taxes	(60,788)

Net income attributable	$21,250

Denominator: Weighted average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	34,396,710

Basic and diluted net income per share	$0.00

Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net gain	$19,019,100
Less: Net income allocable to Class A common stock subject to possible redemption	(21,250)

Non-redeemable net gain	$18,997,850

Denominator: weighted average Non-redeemable common stock
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	16,943,069

Basic and diluted net income per share, Non-redeemable common stock	$1.12

The following table reflects the calculation of basic and diluted net income (loss) per common share:

For the Period from July 6, 2020 (inception) through December 31, 2020
Class A Common stock subject to possible redemption
Numerator: Earnings allocable to Common stock subject to possible redemption
Income from investments held in trust Account	$71,296
Less: Company’s portion available to be withdrawn to pay taxes	$(71,296)

Net income attributable	$—

Denominator: Weighted average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	34,386,548

Basic and diluted net income per share	$—

Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net loss	$(10,774,318)
Net income allocable to Class A common stock subject to possible redemption	—

Non-redeemable net loss	$(10,774,318)

Denominator: weighted average Non-redeemable common stock
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	13,324,191

Basic and diluted net loss per share, Non-redeemable common stock	$(0.81)